Noncontrolling Interests	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Noncontrolling Interests

10. Noncontrolling Interests

The Company executed transactions that both increased and decreased its ownership interest in EBS Master in the Predecessor period. In connection with the 2011 Transactions, all of the noncontrolling interests were acquired by affiliates of the Company. The changes in noncontrolling interests are summarized in the following table:

	Successor	Predecessor
	Six Months Ended June 30, 2012	Six Months Ended June 30, 2011
Net income (loss) attributable to Emdeon Inc.	$(52,927)	$10,194

Transfers from the noncontrolling interest:
Increase in Emdeon Inc. paid-in capital for issuance of EBS Master Units in connection with equity compensation plans	—	1,590

Net transfers from noncontrolling interest	—	1,590

Change from net income (loss) attributable to Emdeon Inc. and transfers from noncontrolling interest	$(52,927)	$11,784

14. Noncontrolling Interests

The Company executed transactions that both increased and decreased its ownership interest in EBS Master in the Predecessor periods. In connection with the 2011 Transactions, all of the noncontrolling interests were acquired by affiliates of the Company. The changes in noncontrolling interests are summarized in the following table:

	Successor	Predecessor
	November 2, through December 31, 2011	January 1, through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Net income (loss) attributable to Emdeon Inc.	$(16,693)	$(24,691)	$19,546	$9,581

Transfers from the noncontrolling interest:
Increase in Emdeon Inc. paid-in capital for the issuance of EBS Units to Emdeon Inc.	—	—	—	13,706
Increase in Emdeon Inc. paid-in capital for the issuance of EBS Units in connection with the acquisitions	—	—	4,369	3,504
Increase (decrease) in Emdeon Inc. paid-in capital for issuance of EBS Units in connection with equity compensation plans	—	2,303	983	(12,650)
Increase in Emdeon Inc. paid-in capital for exchange of EBS Units to Class A common stock of Emdeon Inc.	—	—	425	21,968
Increase in Emdeon Inc. paid-in capital for cancellation of EBS Units	—	—	127	—

Net transfers from noncontrolling interest	—	2,303	5,904	26,528

Change from net income attributable to Emdeon Inc. and transfers from noncontrolling interest	$(16,693)	$(22,388)	$25,450	$36,109